Total
Knowledge Leaders Developed World ETF
SUMMARY SECTION
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Knowledge Leaders Developed World ETF Knowledge Leaders Developed World ETF Shares
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Knowledge Leaders Developed World ETF | Knowledge Leaders Developed World ETF Shares | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended April 30, 2020, the portfolio turnover rate of the Fund's predecessor fund, KL Knowledge Leaders Developed World ETF (the "Predecessor Fund"), was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equities the advisor considers to be highly innovative companies or "knowledge leaders." The portfolio will include a diversified mix of mid- and large-cap companies from the developed world including North America, Europe and Asia.

The Fund's advisor considers knowledge leaders to be companies that have demonstrated histories of successfully employing their research and development and have built competitive advantages using their own firm-specific resources such as proprietary knowledge, intellectual property or a unique distribution mechanism. Based on academic research, the advisor believes the market is generally inefficient at valuing such high growth companies because traditional financial data overlooks hidden value in such companies' assets.

Using a proprietary methodology based on academic research, the advisor evaluates all of the equity securities in an investment universe comprised of companies in the top 85% of the market capitalization of the 22 traditional developed countries (excluding Hong Kong) with a stock price greater than $1, eliminating those companies with the lowest 10% trading liquidity (shares traded multiplied by share price). The advisor's methodology is applied to create an intangible-adjusted financial history for each remaining company. The methodology does this by making adjustments to each company's reported financial data since 1980 (or since the company's inception, if later) that cause intangible investments to be treated as identical to tangible investments. For this purpose, intangible assets include research and development, advertising, brand development, and employee training expenses. The methodology then applies the advisor's "knowledge leaders" screen, a proprietary, quantitative process used to measure a company's intangible-adjusted financial history for knowledge and innovation intensity, financial strength, and profitability. Companies are graded on a "pass/fail" basis and those companies that pass each level of the screen are identified as knowledge leaders. The Fund's advisor then constructs an equity portfolio from the group of knowledge leader stocks that in the advisor's opinion has the greatest liquidity characteristics. The Fund will not hold the entire group of knowledge leader securities.

Under normal circumstances, at least 80% of the Fund's assets will be invested in securities the Fund's advisor identifies as knowledge leaders at the time of investment, with not more than 25% in any one industry. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies located outside the United States. A company will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include stocks of companies that trade in the form of depositary receipts. From time to time, the Fund may have a significant portion of its assets invested in a specific sector or geographical area.

The Fund will invest primarily in securities issued by companies with market capitalizations over $500 million and may also invest in other investment companies, ETFs, cash, cash equivalents and money market instruments.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund's investment objective, the Fund may invest some or all of its assets in cash or cash equivalents. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of April 30, 2020, a significant portion of the Fund's assets was invested in securities of U.S. and Japanese issuers.

Investing in the United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investing in Japan Risk. The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund's investments.

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your shares. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Certain markets have experienced or may experience temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund's ability to purchase or sell securities or cause increased premiums or discounts to the Fund's net asset value. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund's performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund ("ETF"), only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the "Exchange") above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year and by showing how the Predecessor Fund's average annual returns for certain time periods compare with the average annual total returns of the Knowledge Leaders Developed World Index and the Morningstar Developed Markets Large-Mid Cap Index. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://knowledgeleadersfunds.com/kldw/ or by calling toll-free 1-844-428-3525.

The Fund commenced operations and acquired the assets and liabilities of the Predecessor Fund, a series of Exchange Listed Funds Trust, on May 22, 2020. The Predecessor Fund was a passively-managed index fund that sought to provide investment results that, before fees and expenses, corresponded generally to the total return performance of the Knowledge Leaders Developed World Index, while the Fund is an actively managed fund that applies substantially identical screens and investment criteria as the Knowledge Leaders Developed World Index to provide exposure to a substantially similar portfolio. As a result, the Fund is designed to be substantially similar from an investment perspective to the Predecessor Fund. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund. The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes)*

The year-to-date return as of June 30, 2020 was (5.26)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	9.32%	12/31/2019
Lowest Return	-15.19%	12/31/2018

Average Annual Total Returns for the Periods Ended December 31, 2019
Average Annual Total Returns - Knowledge Leaders Developed World ETF		1 Year	Since Inception	Inception Date
Knowledge Leaders Developed World ETF Shares		25.91%	9.66%	Jul. 07, 2015
Knowledge Leaders Developed World ETF Shares | After Taxes on Distributions	[1]	25.40%	9.41%	Jul. 07, 2015
Knowledge Leaders Developed World ETF Shares | After Taxes on Distributions and Sales	[1]	15.34%	7.55%	Jul. 07, 2015
Morningstar Developed Markets Large-Mid Cap Index	[2]	27.56%	9.30%	Jul. 07, 2015
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[2]	Effective June 30, 2020, the Fund changed its primary performance benchmark from the MSCI World Index to the Morningstar Developed Markets Large-Mid Cap Index. Knowledge Leaders Capital, LLC, the Fund's advisor, believes the Morningstar Developed Markets Large-Mid Cap Index is more transparent and has a clearer set of objective rules. Due to this assessment, the advisor believes the Morningstar Developed World Markets Large-Mid Cap Index represents a better equity benchmark with which to compare performance of the Fund.